Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.93%
Aerospace & Defense–2.62%
Airbus SE (France)(b)	302,019	$60,722,448
General Electric Co.	228,499	61,941,509
Northrop Grumman Corp.	262,013	151,079,316
		273,743,273
Agricultural & Farm Machinery–1.56%
Deere & Co.	311,511	163,347,023
Apparel Retail–1.42%
Ross Stores, Inc.	636,541	86,913,308
TJX Cos., Inc. (The)	494,613	61,594,157
		148,507,465
Application Software–1.02%
Salesforce, Inc.	410,420	106,023,799
Asset Management & Custody Banks–1.40%
BlackRock, Inc.	132,496	146,541,901
Biotechnology–1.06%
AbbVie, Inc.	584,534	110,488,617
Building Products–1.41%
Carlisle Cos., Inc.(b)	190,451	67,554,874
Johnson Controls International PLC	757,883	79,577,715
		147,132,589
Cable & Satellite–0.83%
Comcast Corp., Class A	2,595,860	86,260,428
Communications Equipment–2.18%
Cisco Systems, Inc.	3,337,219	227,197,869
Construction Materials–1.32%
CRH PLC	1,446,663	138,083,983
Consumer Finance–2.06%
American Express Co.	289,475	86,642,762
Capital One Financial Corp.	598,085	128,588,275
		215,231,037
Consumer Staples Merchandise Retail–2.63%
Walmart, Inc.	2,804,723	274,806,760
Diversified Banks–10.87%
Bank of America Corp.	5,595,007	264,475,981
Fifth Third Bancorp	1,693,990	70,419,164
JPMorgan Chase & Co.	1,321,425	391,458,942
PNC Financial Services Group, Inc. (The)	959,473	182,558,928
Wells Fargo & Co.	2,817,140	227,145,998
		1,136,059,013
Electric Utilities–2.86%
Entergy Corp.	1,458,019	131,848,658
PPL Corp.	4,684,394	167,186,022
		299,034,680
Shares		Value
Electrical Components & Equipment–4.04%
Eaton Corp. PLC	525,044	$201,994,928
Emerson Electric Co.	957,865	139,378,936
Hubbell, Inc.	185,340	81,082,543
		422,456,407
Electronic Manufacturing Services–0.88%
TE Connectivity PLC (Switzerland)	448,790	92,338,542
Food Distributors–1.39%
Sysco Corp.	1,827,196	145,444,802
Health Care Distributors–0.91%
Cencora, Inc.	331,667	94,883,295
Health Care Equipment–1.73%
Medtronic PLC	1,996,671	180,179,591
Health Care Services–0.94%
CVS Health Corp.	1,579,689	98,098,687
Health Care Supplies–0.54%
Alcon AG(b)	645,165	56,484,196
Home Improvement Retail–2.19%
Lowe’s Cos., Inc.	1,024,442	229,034,498
Hotels, Resorts & Cruise Lines–1.38%
Marriott International, Inc., Class A	547,714	144,503,385
Household Products–2.73%
Colgate-Palmolive Co.	1,027,035	86,116,885
Procter & Gamble Co. (The)	1,326,090	199,536,762
		285,653,647
Industrial Gases–0.80%
Air Products and Chemicals, Inc.	288,419	83,030,062
Industrial Machinery & Supplies & Components–1.17%
Parker-Hannifin Corp.	166,363	121,761,080
Industrial REITs–1.17%
Prologis, Inc.	1,143,682	122,122,364
Integrated Oil & Gas–2.35%
Chevron Corp.	1,616,775	245,167,761
Integrated Telecommunication Services–1.47%
AT&T, Inc.	5,604,973	153,632,310
Interactive Media & Services–1.85%
Alphabet, Inc., Class A	1,009,440	193,711,536
Investment Banking & Brokerage–2.93%
Charles Schwab Corp. (The)	1,981,598	193,661,573
Morgan Stanley	789,896	112,528,584
		306,190,157
Life Sciences Tools & Services–1.79%
Danaher Corp.	687,667	135,580,426
Lonza Group AG (Switzerland)	74,373	51,835,667
		187,416,093
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Movies & Entertainment–1.14%
Walt Disney Co. (The)	998,379	$118,916,923
Multi-line Insurance–1.73%
American International Group, Inc.	2,326,217	180,584,226
Multi-Utilities–1.89%
CMS Energy Corp.	1,231,519	90,886,102
Public Service Enterprise Group, Inc.	1,187,024	106,582,885
		197,468,987
Oil & Gas Exploration & Production–1.49%
ConocoPhillips	1,627,157	155,133,148
Oil & Gas Refining & Marketing–0.96%
Valero Energy Corp.	729,756	100,202,796
Oil & Gas Storage & Transportation–1.89%
Cheniere Energy, Inc.	275,075	64,884,691
Williams Cos., Inc. (The)	2,211,039	132,551,788
		197,436,479
Paper & Plastic Packaging Products & Materials–0.69%
Smurfit WestRock PLC	1,634,251	72,528,059
Personal Care Products–0.56%
L’Oreal S.A. (France)	132,424	58,595,362
Pharmaceuticals–5.25%
AstraZeneca PLC (United Kingdom)	723,210	105,510,289
Bristol-Myers Squibb Co.	1,976,385	85,597,234
Johnson & Johnson	1,456,269	239,905,755
Merck & Co., Inc.	945,929	73,895,974
Sanofi S.A., ADR(b)	962,158	43,912,891
		548,822,143
Property & Casualty Insurance–0.85%
Hartford Insurance Group, Inc. (The)	716,303	89,100,930
Rail Transportation–1.53%
Union Pacific Corp.	718,785	159,548,706
Restaurants–2.55%
McDonald’s Corp.	649,027	194,753,532
Yum! Brands, Inc.	498,150	71,808,322
		266,561,854
Semiconductor Materials & Equipment–0.90%
ASML Holding N.V., New York Shares (Netherlands)	72,070	50,067,750
Lam Research Corp.	467,844	44,370,325
		94,438,075
Semiconductors–2.10%
Broadcom, Inc.	365,766	107,425,474
Texas Instruments, Inc.	620,993	112,436,993
		219,862,467
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.51%
Coca-Cola Co. (The)	2,247,173	$152,560,575
Keurig Dr Pepper, Inc.	3,358,409	109,652,054
		262,212,629
Specialty Chemicals–0.63%
DuPont de Nemours, Inc.	921,040	66,222,776
Systems Software–3.85%
Microsoft Corp.	512,446	273,389,941
Oracle Corp.	507,256	128,726,355
		402,116,296
Telecom Tower REITs–0.94%
American Tower Corp.	469,159	97,768,044
Tobacco–1.85%
Philip Morris International, Inc.	1,175,474	192,836,510
Transaction & Payment Processing Services–1.12%
Visa, Inc., Class A	337,839	116,713,239
Total Common Stocks & Other Equity Interests (Cost $7,657,462,690)		10,231,636,499
Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(c)(d)	71,279,801	71,279,801
Invesco Treasury Portfolio, Institutional Class, 4.23%(c)(d)	132,371,777	132,371,777
Total Money Market Funds (Cost $203,651,578)		203,651,578
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $7,861,114,268)		10,435,288,077
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.11%
Invesco Private Government Fund, 4.32%(c)(d)(e)	32,248,913	32,248,913
Invesco Private Prime Fund, 4.46%(c)(d)(e)	83,926,515	83,943,300
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,192,213)		116,192,213
TOTAL INVESTMENTS IN SECURITIES–100.99% (Cost $7,977,306,481)		10,551,480,290
OTHER ASSETS LESS LIABILITIES—(0.99)%		(103,107,959)
NET ASSETS–100.00%		$10,448,372,331
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,291,541	$768,835,895	$(759,847,635)	$-	$-	$71,279,801	$2,597,181
Invesco Treasury Portfolio, Institutional Class	115,679,294	1,427,838,092	(1,411,145,609)	-	-	132,371,777	4,788,833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,061,524	481,704,919	(469,517,530)	-	-	32,248,913	675,873*
Invesco Private Prime Fund	52,480,640	959,867,882	(928,398,738)	-	(6,484)	83,943,300	1,828,931*
Total	$250,512,999	$3,638,246,788	$(3,568,909,512)	$-	$(6,484)	$319,843,791	$9,890,818

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,954,972,733	$276,663,766	$—	$10,231,636,499
Money Market Funds	203,651,578	116,192,213	—	319,843,791
Total Investments	$10,158,624,311	$392,855,979	$—	$10,551,480,290
Invesco Diversified Dividend Fund